Nature of the Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Obsidian Therapeutics Sub, Inc. (formerly known as, Obsidian Therapeutics, Inc.) (the “Company” is a clinical-stage biopharmaceutical company harnessing novel protein-regulation technology to develop engineered tumor infiltrating lymphocytes (“TIL”) cell therapies for the treatment of patients with solid tumors. The Company’s proprietary cytoDRiVE
™
platform is highly versatile and allows it to leverage drug responsive domains to control protein function, with its initial focus on TIL cell therapies developed from this platform (“cytoTILs
™
”). The Company’s lead product candidate,
OBX-115,
is a novel, genetically engineered, autologous TIL cell therapy currently in a Phase 2 clinical trial for the treatment of advanced melanoma and a Phase 1 clinical trial for the treatment of non-small
cell lung cancer.
The Company was incorporated in 2015 under the laws of the State of Delaware, and its principal offices are in Cambridge, Massachusetts. Since its inception, the Company has devoted substantially all its efforts to raising capital, obtaining financing, and incurring research and development costs related to advancing its scientific platform.
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Obsidian Therapeutics Securities Corporation. All intercompany balances and transactions have been eliminated.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to secure additional capital to fund operations. Product candidates currently under development will likely require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance reporting capabilities. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales.
Liquidity
The Company has a history of operating losses and negative cash flows from operations and expects to continue generating losses as it advances its research and development programs. As of June 30, 2026 the Company had cash, cash equivalents, and marketable securities of $34.4 million.
On April 14, 2026, the Company entered into a definitive merger agreement with Galera Therapeutics, Inc. (“Galera”) pursuant to which both companies were to become wholly owned subsidiaries of a newly formed holding company, Gazelle Parent, Inc. (“Gazelle”). In connection with the merger, Gazelle, the Company and Galera secured commitments for a private investment in public equity financing in Galera with expected gross proceeds of approximately $350.0 million.
On July 31, 2026, immediately prior to the completion of the merger transaction and before the issuance of these condensed consolidated financial statements, the Concurrent PIPE Financing (as defined below) closed and generated gross proceeds of approximately $350.0 million. The Company expects that its cash, cash equivalents and marketable securities subsequent to the closing of the Concurrent PIPE Financing will be sufficient to fund its operating expenses and capital expenditure requirements through the next twelve months from the date of issuance of these condensed consolidated financial statements.

1. Nature of the Business and Basis of Presentation
Obsidian Therapeutics, Inc. (the “Company”) is a clinical-stage biopharmaceutical company harnessing novel protein-regulation technology to develop engineered tumor infiltrating lymphocytes (“TIL”) cell therapies for the treatment of patients with solid tumors. The Company’s proprietary cytoDRiVE
™
platform is highly versatile and allows it to leverage drug responsive domains to control protein function, with its initial focus on TIL cell therapies developed from this platform (“cytoTILs
™
”). The Company’s lead product candidate, OBX-115, is a novel, genetically engineered, autologous TIL cell therapy currently in a Phase 2 clinical trial for the treatment of advanced melanoma and a Phase 1 clinical trial for the treatment of non-small
cell lung cancer.
The Company was incorporated in 2015 under the laws of the State of Delaware, and its principal offices are in Cambridge, Massachusetts. Since its inception, the Company has devoted substantially all its efforts to raising capital, obtaining financing, and incurring research and development costs related to advancing its scientific platform.
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Obsidian Therapeutics Securities Corporation. All intercompany balances and transactions have been eliminated.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to secure additional capital to fund operations. Product candidates currently under development will likely require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance reporting capabilities. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval, or that any approved products will be commercially viable. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies. In addition, the Company is dependent upon the services of its employees and consultants. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales.
Going Concern
The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for at least one year after the issuance of these consolidated financial statements. As a result of this evaluation, substantial doubt about the Company’s ability to continue as a going concern exists.
The Company has a history of operating losses and negative cash flows from operations and expects to continue generating losses as it advances its research and development programs. As of December 31, 2025, the Company had cash, cash equivalents, and marketable securities of $80.5 million and an accumulated deficit of $295.9 million. Net cash used in operating activities was $90.4 million for the year ended December 31, 2025. The Company expects to incur additional losses and negative cash flows from operations over the next several years as the product candidates currently under development will require significant additional research and clinical development efforts prior to commercialization. Based on the Company’s accumulated deficit, current and future expected losses, and current cash flow projections, which exclude any new capital raising activities, management determined that the Company does not have adequate financial resources to fund its forecasted operating costs for at least one year after the issuance date of these consolidated financial statements.

Management’s plans to alleviate this uncertainty include pursuing additional equity or debt financing, reducing discretionary spending, and exploring strategic collaborations. However, these plans are not fully within the Company’s control, and there is no assurance that such funding or arrangements will be available on acceptable terms or at all. Because of the uncertainty inherent in these efforts, the Company has concluded that substantial doubt exists with respect to its ability to continue as a going concern for one year after the issuance date of these consolidated financial statements.
The consolidated financial statements have been prepared assuming the Company will continue operating as a going concern, and no adjustments have been made to the carrying amounts or classification of assets and liabilities that may be necessary if the Company were unable to continue as a going concern.